Schedule of segment reporting information (Details) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022	Mar. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 1,698,734		$ 2,666,863			$ 135		$ 4,640
Loss from operations	(709,490)
Income (loss) before income taxes	(612,426)
Net income (loss)	(613,411)
Loss from operations	(1,976,780)	$ (298,331)	75,312	$ (45,587)	$ (8,377)	(12,057,771)	$ (1,985,750)	(1,228,227)
Income (loss) before income taxes	(2,412,253)		230,817			(24,931,824)		948,537
Net income (loss)	(2,413,238)	$ 201,012	224,994	$ (45,587)	$ (8,377)	(24,949,246)	$ (1,762,838)	900,396
Medical Services [Member]
Segment Reporting Information [Line Items]
Revenues	791,711		1,564,472
Loss from operations	(696,185)
Income (loss) before income taxes	(697,161)
Net income (loss)	(698,146)
Loss from operations			62,081
Income (loss) before income taxes			68,697
Net income (loss)			79,978
Medical Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues						6,076,414		5,986,030
Loss from operations						(2,463,593)		(1,186,885)
Income (loss) before income taxes						(2,613,615)		(1,239,438)
Net income (loss)						(2,651,826)		(1,241,091)
Property Management Services [Member]
Segment Reporting Information [Line Items]
Revenues	907,023		1,102,391
Loss from operations	(13,305)
Income (loss) before income taxes	84,735
Net income (loss)	$ 84,735
Loss from operations			13,231
Income (loss) before income taxes			162,120
Net income (loss)			$ 145,016
Property Management Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues						3,764,295		4,558,520
Loss from operations						(2,991,371)		(41,342)
Income (loss) before income taxes						(2,800,755)		2,187,975
Net income (loss)						(2,779,966)		2,141,487
Consolidated [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues						9,840,709		10,544,550
Loss from operations						(5,454,964)		(1,228,227)
Income (loss) before income taxes						(5,414,370)		948,537
Net income (loss)						$ (5,431,792)		$ 900,396